Short-term debt	12 Months Ended
Dec. 31, 2023
Short-term debt
Short-term debt

16.Short-term debt

At December 31, 2023 and December 31, 2022, short-term debt consisted of the following:

Short-term debt

in € THOUS

	2023	2022
Commercial paper program	399,078	495,424
Borrowings under lines of credit	57,754	149,265
Other	72	78
Short-term debt from unrelated parties	456,904	644,767
Short-term debt from related parties (see note 6 c)	—	4,000
Short-term debt	456,904	648,767

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. At December 31, 2023 and 2022, the outstanding commercial paper amounted to €400,000 and €496,500, respectively.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €57,754 and €149,265 at December 31, 2023 and 2022, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2023 and 2022 were 8.55% and 6.23%, respectively.

Excluding amounts available under the Syndicated Credit Facility (see note 17 below), at December 31, 2023 and 2022, the Company had €1,321,417 and €1,107,050 available under other commercial bank agreements, excluding agreements on a subsidiary level, which are readily available for liability management purposes. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s, or its subsidiaries’, guarantee.

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2023 and 2022, cash and borrowings under lines of credit in the amount of €126,836 and €80,603, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of December 31, 2023 was €1,530,328 (December 31, 2022: €1,354,390) and short-term debt from unrelated parties was €583,740 (December 31, 2022: €725,370).

Short-term debt from related parties

The Company was party to an uncommitted revolving facility, as borrower, under which it could request and receive one or more short-term advances up to an aggregate amount of €600,000 with Fresenius SE, as lender. The Company and Fresenius SE terminated the uncommitted revolving credit facility upon the Conversion. For further information on short-term debt from related parties, see note 6 c).